Acquisitions (Schedule of Purchase Price Allocation) (Details) - Alkali Business $ in Thousands	Sep. 01, 2017 USD ($)
Business Acquisition [Line Items]
Accounts receivable	$ 138,258
Inventories	34,929
Other current assets	13,254
Fixed assets	663,217
Mineral leaseholds	566,019
Intangible assets	800
Other assets	3,612
Accounts payable	(44,547)
Accrued liabilities	(36,884)
Other long-term liabilities	(13,658)
Total purchase price	$ 1,325,000